Hedging - Hedge Portfolio (Details)	12 Months Ended														12 Months Ended
	Dec. 31, 2013 Bunker fuel forward contracts USD ($)	Dec. 31, 2013 Derivatives designated as hedging instruments Settlement Period - 2014 Average rate forward contract USD ($)	Dec. 31, 2013 Derivatives designated as hedging instruments Settlement Period - 2014 Average rate forward contract EUR (€)	Dec. 31, 2013 Derivatives designated as hedging instruments Settlement Period - 2014 Bunker fuel forward contracts Mg		Dec. 31, 2013 Derivatives designated as hedging instruments Settlement Period - 2015 Bunker fuel forward contracts Mg	Dec. 31, 2013 Derivatives designated as hedging instruments Purchased Settlement Period - 2014 Euro put options USD ($)	Dec. 31, 2013 Derivatives designated as hedging instruments Purchased Settlement Period - 2014 Euro put options EUR (€)	Dec. 31, 2013 Derivatives designated as hedging instruments Purchased Settlement Period - 2015 Euro put options USD ($)	Dec. 31, 2013 Derivatives designated as hedging instruments Purchased Settlement Period - 2015 Euro put options EUR (€)	Dec. 31, 2013 Derivatives designated as hedging instruments Sold Settlement Period - 2014 Euro call options USD ($)	Dec. 31, 2013 Derivatives designated as hedging instruments Sold Settlement Period - 2014 Euro call options EUR (€)	Dec. 31, 2013 Derivatives designated as hedging instruments Sold Settlement Period - 2015 Euro call options USD ($)	Dec. 31, 2013 Derivatives designated as hedging instruments Sold Settlement Period - 2015 Euro call options EUR (€)	Dec. 31, 2013 Derivatives not designated as hedging instruments 30 day euro forward contract	Dec. 31, 2013 Derivatives not designated as hedging instruments Settlement Period - January 2014 30 day euro forward contract USD ($)	Dec. 31, 2013 Derivatives not designated as hedging instruments Settlement Period - January 2014 30 day euro forward contract EUR (€)
Derivative [Line Items]
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge	3 years
Unrealized net losses on bunker fuel hedging portfolio that would be reclassified to net income, if realized, during next 12 months	$ 1,000,000
Term of contract															30 days
Notional Amount			€ 94,000,000					€ 133,000,000		€ 50,000,000		€ 133,000,000		€ 50,000,000			€ 52,000,000
Notional Amount - 3.5% Rotterdam Barge/Singapore 180 fuel derivatives (in mt)				90,504	[1]	59,800
Contract Average Rate/Price		1.34					1.32		1.35		1.39		1.39			1.38
Contract Average Rate/Price - 3.5% Rotterdam Barge/Singapore 180 fuel derivatives (in usd per mt)				581	[1]	556

[1]	As described in the paragraph above, new cash flow hedge relationships were established for certain bunker fuel forward contracts in 2011. These changes result in hedge rates for accounting purposes that are different from those in the hedge contract terms.